Concentrations	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations
Concentrations

(a)	Products
Percentages of the Resources segment's sales by product that accounted for more than 10% of consolidated sales for the three and nine months ended September 30, 2012 and 2011, respectively, were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Didymium, Neodymium and Praseodymium products	nm	10%

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Lanthanum products	29%	25%
Cerium products	nm	12%
Didymium, Neodymium and Praseodymium products	36%	29%

nm = not material
The Chemicals and Oxides segment includes sales of REO, zirconium-based engineered materials and mixed rare earth/zirconium oxides from the Molycorp Canada acquisition on June 11, 2012, and REO from the Molycorp Silmet acquisition on April 1, 2011. For the three months ended September 30, 2012, sales by product from the Chemicals and Oxides segment that accounted for more than 10% of consolidated sales were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Cerium products	16%	11%
Didymium products	12%	nm

Within the Magnetic Materials and Alloys segment, sales of Neo Powders were approximately 34% and 22% of consolidated sales for the three months ended September 30, 2012 and for the period from June 12, 2012 to September 30, 2012, respectively. The Neo Powders were introduced into Molycorp's product mix with the Molycorp Canada acquisition.

(b)	Customers
For the quarter ended September 30, 2011, sales from the Resources segment to two of its customers in excess of 10% of consolidated sales were $38.4 million, and $14.7 million, respectively. For the nine months ended September 30, 2011, Resources’ sales to two of its customers in excess of 10% of consolidated sales were $62.5 million and $30.5 million, respectively.

(9)	Concentrations

(a)	Limited Number of Products
The Company’s operations at the Molycorp Mountain Pass facility in 2011 were limited to the production and sale of REOs from stockpiled concentrates, and purchasing and reselling REOs from other producers as well as tolling didymium metal at a third party processing facility. The Company does not have and will not have the capability to significantly alter its product mix from its Molycorp Mountain Pass facility prior to completing Project Phoenix Phase 1 in 2012. Percentages of Molycorp Mountain Pass’ revenue, net of intercompany sales, by product that accounted for more than ten percent of consolidated sales in 2011, 2010 and 2009, were approximately as follows:

	2011	2010	2009
Lanthanum products	23%	39%	92%
Cerium products	11%	29%	2%
Didymium products	26%	26%	n/a

The majority of sales from the Molycorp Sillamäe facility for the period from April 1, 2011 to December 31, 2011 consisted of lanthanum, cerium, neodymium and praseodymium rare earth products, and two rare metal products, tantalum and niobium.
The Molycorp Tolleson facility sold primarily neodymium-iron-boron, or NdFeB, alloys and samarium-cobalt, or SmCo, alloys from April 15, 2011 to December 31, 2011. Molycorp Tolleson’s sales of NdFeB alloys for the period from April 15, 2011 (the acquisition date) to December 31, 2011, were approximately 11% of consolidated sales.

(b)	Limited Number of Customers
There is a limited market for the products currently produced and purchased, and the Company depends on a limited number of customers for a significant portion of its consolidated annual sales.
Molycorp Mountain Pass
Molycorp Mountain Pass’ sales to Hitachi Metals. Ltd. in 2011 were $92.2 million and accounted for approximately 23% of consolidated sales. Molycorp Mountain Pass’ sales to four of its customers, net of intercompany sales, represented in total approximately 77% of Molycorp Mountain Pass’s sales in 2011.
Molycorp Mountain Pass’ sales to four of its largest customers in 2010, were approximately as follows, in thousands:

Year Ended December 31, 2010
Mitsubishi Unimetals USA	$8,479
W.R. Grace & Co.—Conn.	$7,438
Chuden Rare Earth Co. Ltd.	$5,389
Shin-Etsu Chemical Co.	$4,020

Molycorp Sillamäe
Sales to three of Molycorp Sillamäe’s customers from the acquisition date to December 31, 2011, represented in aggregate approximately 45% of Molycorp Sillamäe’s sales for that period.
Molycorp Tolleson
Molycorp Tolleson’s sales to Santoku Corporation for the period from April 15, 2011 to December 31, 2011, were $48.8 million, or approximately 12% of the Company’s consolidated sales and approximately 86% of Molycorp Tolleson’s sales for that period.

(c)	Geographic Locations
Currently, the Company’s only mining facility is the Molycorp Mountain Pass, California facility, and the Company’s viability is based on the successful modernization and expansion of its Molycorp Mountain Pass operations. The deterioration or destruction of any part of the Molycorp Mountain Pass facility, or legal restrictions related to current or anticipated operations at the Molycorp Mountain Pass facility, may significantly hinder the Company’s ability to reach or maintain full planned production rates within the expected time frame, if at all.
Through the acquisition of Molycorp Sillamäe, the Company added a rare earth oxides and metals processing facility in Sillamäe, Estonia. In addition, the Company acquired Molycorp Tolleson, based in Arizona, which processes and manufactures neodymium and samarium alloy products.
On August 22, 2011, Molycorp opened an office in Tokyo, Japan to provide customer support as well as consulting and technical services to its customers in Japan. Total capital invested for the opening of the office in Tokyo was $0.7 million as of December 31, 2011.